Activity In Accrued Restructuring Balance (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Beginning at begging of period	$ 455
Additions based on charges during the year		1,096
Deductions based on payments during the period	(455)	(641)
Balance at end of period		$ 455